Equity Awards - Information about Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding	6,318	4,922	5,992
Exercisable	3,930
Unvested	3,189
Vested and expected to vest	6,059
Outstanding	8 years 1 month 20 days	8 years 4 months 20 days
Exercisable	7 years 6 months 14 days
Unvested	9 years 1 month 2 days
Vested and expected to vest	8 years 29 days
Outstanding	$ 5.65	$ 2.87	$ 7.47
Exercisable	3.38
Unvested	8.99
Vested and expected to vest	$ 5.46